Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common Stock Reserved For Issuance
The Company had reserved shares of common stock for issuance, on an as-converted
basis and reflecting the impact of the retroactive application of the recapitalization, as follows:

	December 31,
	2020	2019
Shares reserved for warrants	10,832,616	7,672,810
Options issued and outstanding	11,065,658	9,227,850
Shares available for future option grants	2,379	925,903

Total	21,900,653	17,826,563